Allowance for Loan and Lease Losses - Summary of Investment in Loans Disaggregated Based on Method of Evaluating Impairment (Detail) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable Allowance For Credit Losses [Line Items]
Loans - Recorded Investment, Individually Evaluated for Impairment	$ 3,536	$ 3,986	$ 4,067
Loans - Recorded Investment, Collectively Evaluated for Impairment	950,538	865,133	768,794
Allowance for Credit Loss, Individually Evaluated for Impairment	1,109	1,361	1,034
Allowance for Credit Loss, Collectively Evaluated for Impairment	5,047	4,291	3,323
Commercial and Industrial Loans
Financing Receivable Allowance For Credit Losses [Line Items]
Loans - Recorded Investment, Individually Evaluated for Impairment	2,494	2,194	1,726
Loans - Recorded Investment, Collectively Evaluated for Impairment	157,282	132,846	116,036
Allowance for Credit Loss, Individually Evaluated for Impairment	1,085	1,226	968
Allowance for Credit Loss, Collectively Evaluated for Impairment	3,606	1,820	1,379
Real Estate | 1-4 Single Family Residential Loans
Financing Receivable Allowance For Credit Losses [Line Items]
Loans - Recorded Investment, Individually Evaluated for Impairment	970	1,292	1,468
Loans - Recorded Investment, Collectively Evaluated for Impairment	243,663	231,218	205,173
Allowance for Credit Loss, Individually Evaluated for Impairment		119
Allowance for Credit Loss, Collectively Evaluated for Impairment	102	783	647
Real Estate | Construction, Land and Development
Financing Receivable Allowance For Credit Losses [Line Items]
Loans - Recorded Investment, Collectively Evaluated for Impairment	155,778	139,470	113,316
Allowance for Credit Loss, Collectively Evaluated for Impairment	451	441	364
Real Estate | Commercial Real Estate Loans (Including Multifamily)
Financing Receivable Allowance For Credit Losses [Line Items]
Loans - Recorded Investment, Individually Evaluated for Impairment		447	778
Loans - Recorded Investment, Collectively Evaluated for Impairment	324,212	285,284	251,092
Allowance for Credit Loss, Individually Evaluated for Impairment			15
Allowance for Credit Loss, Collectively Evaluated for Impairment	728	898	652
Consumer Loans and Leases
Financing Receivable Allowance For Credit Losses [Line Items]
Loans - Recorded Investment, Individually Evaluated for Impairment	72	53	95
Loans - Recorded Investment, Collectively Evaluated for Impairment	18,102	22,683	26,581
Allowance for Credit Loss, Individually Evaluated for Impairment	24	16	51
Allowance for Credit Loss, Collectively Evaluated for Impairment	158	182	135
Municipal and Other Loans
Financing Receivable Allowance For Credit Losses [Line Items]
Loans - Recorded Investment, Collectively Evaluated for Impairment	51,501	53,632	56,596
Allowance for Credit Loss, Collectively Evaluated for Impairment	$ 2	$ 167	$ 146